Employee Benefits - Assumptions Used in Determining Benefit Obligation (Details) - United Kingdom - ICON Development Solutions Limited pension plan	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	1.80%
Rate of compensation increase	3.60%	3.70%